Income statement analysis - Summary of non-operating income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest and other income
Other income	$ 386	$ 673	$ 355
Finance income	1,635	1,103	581
Currency exchange losses charged to the income statementa	74	160	345
Expenditure on research and development	298	274	266
Finance costs
Interest payable on lease liabilities	363	245	288
Interest costs capitalised	514	464	287
Finance income (cost)	35	(43)	(145)
Expense due to unwinding of discount on provisions	504	369	391
Expense Due To Unwinding Of Other Payables Measured At Amortized Cost	407	440	500
Finance costs	$ 3,840	$ 2,703	$ 2,857
Capitalisation rate of borrowing costs eligible for capitalisation	4.88%	3.56%	2.63%
Interest Expense, Repayment Of Borrowings	$ 49	$ (37)	$ 195
Tax relief on capitalized interest	130	108	66
Measured at amortized cost
Interest and other income
Interest income	1,034	371	221
Financial assets at fair value, class [member]
Interest and other income
Interest income	215	59	5
Financial liabilities at amortised cost, class [member]
Finance costs
Interest payable on other liabilities measured at amortized cost	3,115	2,070	1,820
Gulf of Mexico Oil Spill
Interest and other income
Costs relating to Gulf of Mexico oil spill, pre-interest and tax	$ 57	$ 84	$ 70